CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($)	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Consolidated Statements Of Comprehensive Income
Net income (loss)	$ (2,537,035)	$ (1,105,278)
Other comprehensive income (loss):
Foreign currency translation adjustments	3,277
Comprehensive income (loss)	$ (2,533,758)	$ (1,105,278)